Business Combination Agreement and Financing - Additional Information (Detail) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 90
Goldman Sachs Lending Partners LLC and Citigroup Global Markets Inc [Member] | Senior Secured Term loan B Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 830
Line of Credit Facility, Expiration Period	7 years
Line of credit amortization rate	1
Goldman Sachs Lending Partners LLC and Citigroup Global Markets Inc [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Period	5 years